LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
LOSS PER SHARE

16. LOSS PER SHARE

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net loss:	(175,710,088)	(152,214,030)	(93,145,437)
Accretion on convertible redeemable preferred shares to redemption value	(155,053,264)	(191,134,918)	(250,774,772)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds	—	16,750,848	—
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory notes	—	(44,163,640)	—
Modification of warrants	—	(1,021,523)	—
Numerator for basic and diluted net loss per share	(330,763,352)	(371,783,263)	(343,920,209)
Denominator:
Weighted average number of common shares outstanding—basic and diluted	6,096,842	6,096,842	19,198,145
Basic and diluted net loss per share attributable to the Company’s common shareholders	(54.25)	(60.98)	(17.91)
Basic and diluted net loss per ADS*	(108.50)	(121.96)	(35.83)

* The Company completed its IPO on November 18, 2014 and issued a total of 10,000,000 ADSs at a price of US$12.00 per ADS .Each ADS represents two Class A common shares. The net loss per ADS for the years ended December 31, 2012, 2013 and 2014 was calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

Basic net earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed using the weighted average number of common shares and dilutive common share equivalents outstanding during the period. For the year ended December 31, 2012, 2013 and 2014, the Class A, Series A, Series B, Series C, Series D, and Series E Preferred Shares of 42,088,134, 48,317,049 and 67,288,845, respectively, on a weighted average basis were anti-dilutive and excluded from the calculation of diluted net loss per share. The effects of all outstanding share options and restricted shares have also been excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014 as their effects would be anti-dilutive.

The Company’s convertible redeemable preferred shares were participating securities because they had contractual rights to share in the profits but not losses of the Company. For the years ended December 31, 2012, 2013 and 2014, the two-class method was not used in computing basic and diluted loss per share as the Company was in a net loss position.